Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

At December 31, 2025 and 2024, intangible assets consisted of the following:

	As of December 31,
	2025	2024
Software	$82,430	$77,594
Application development	1,352,182	2,792,117
	1,434,612	2,869,711
Accumulated amortization	(721,597)	(1,759,904)
Intangible assets, net of accumulated amortization	$713,015	$1,109,807

Schedule of Estimated Amortization Expense of Definite-Lived Intangible Assets

Based on the carrying value of definite-lived intangible assets as of December 31, 2025, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Years Ended December 31,
2026	$383,989
2027	242,840
2028	86,186
Total amortization expense	$713,015